Supplemental Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Supplemental disclosures:
Interest paid	$ 0	$ 480,636	$ 415,964
Non-cash investing and financing activities:
Common shares issued for services	115,500	1,351,808	185,129
Common shares issued for settlement of accounts payable	40,331	0	338,064
Common shares issued for loan origination fees	0	0	20,000
Common shares issued for conversion of debentures	0	102,389	261,821
Common shares issued as share issue costs	724,690	0	1,996,000
Common shares issued for asset acquisition	0	16,666,666	0
Common shares and share purchase warrants issued on exercise of special warrants	2,794,868	0	0
Common shares, share purchase options and share purchase warrants issued for asset acquisition	0	6,252,180	0
Compensation options granted as share issue costs	896,466	0	0
Warrants issued for finder's fee	$ 0	$ 103,549	$ 1,001,565